Annual Total Returns- Harding Loevner International Equity Portfolio (Institutional Z) [BarChart] - Institutional Z - Harding Loevner International Equity Portfolio - Institutional Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.71%)	20.36%	14.10%	(1.55%)	(1.55%)	5.37%	29.94%	(13.93%)	25.38%	20.37%